Exhibit 99.1
Servicer’s Certificate
Santander Drive 2007-1

Distribution Date	4/16/2007
Period No	1
Collection Period:	3/01/2007-3/31/2007

I. Funds Available for Distribution
Scheduled Principal Payments Received	6,554,751.98
Partial and Full Prepayments Received	2,053,044.17
Interest Payments Received	14,230,561.59
Other Amounts Received	30,169.39
Proceeds on Defaulted Receivables Prior to Charge Off	314,944.52
Recoveries on Previously Charged Off Receivables	0.00
Less Netted Expenses	0.00
Net Swap Receipts	81,382.52
Swap Termination Account	0.00
Repurchased Receivables	0.00
Interest on Collections Account	0.00
Interest on Pre-Funding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	826,338.68
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		24,091,192.85

II. Principal
Beginning Original Pool Contracts	0.00
Beginning Prefunded Accounts Added	856,050,815.55
Beginning Principal Balance Total		856,050,815.55
Principal Portion of Scheduled Payments	6,554,751.98
Principal Portion of Prepayments (partial and full)	2,053,044.17
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	340,688.73
Aggregate Amount of Cram Down Loss	162,989.92
Principal Distributable Amount	9,111,474.80
Ending Principal Balance		846,939,340.75

III. Distribution
1. Indenture Trustee Fee	7,133.76
2. Trust Collateral Agent	0.00
3. Backup Servicer Fee	1,500.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	2,140,127.04
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	362,032.00
b. Class A2 Interest	589,333.33
c. Class A3 Interest	311,416.67
d. Class A4 Interest	842,440.02
7. Note Insurer Fee	92,000.00
8. Class A Principal Distributable and Interest Carryover Amounts
a. Class A1 Principal Distributable Amount	7,972,540.45
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	11,772,377.91
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		24,091,192.85

Servicer’s Certificate
Santander Drive 2007-1

Distribution Date	4/16/2007
Period No	1
Collection Period:	3/01/2007-3/31/2007

IV. Balance
Original Pool Total	1,371,428,571.42	Class A1 Pool Factor	0.96092
Beginning Pool Total	856,050,815.55	Class A2 Pool Factor	1.00000
Ending Pool Total	846,939,340.75	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	1.00000
Original Note Total	1,200,000,000.00
Beginning Note Total	1,200,000,000.00
Ending Note Total	1,192,027,459.55

Class A1 Original Balance	204,000,000.00	Class A2 Original Balance	340,000,000.00
Class A1 Beginning Balance	204,000,000.00	Class A2 Beginning Balance	340,000,000.00
Class A1 Ending Balance	196,027,459.55	Class A2 Ending Balance	340,000,000.00

Class A3 Original Balance	185,000,000.00	Class A4 Original Balance	471,000,000.00
Class A3 Beginning Balance	185,000,000.00	Class A4 Beginning Balance	471,000,000.00
Class A3 Ending Balance	185,000,000.00	Class A4 Ending Balance	471,000,000.00

Note Insurer Reimbursement	0.00

V. Pool Information	Beginning of Period	End of Period
Pool Balance	0.00	846,939,340.75
Wtd Avg Coupon	0.00%	21.24%
Wtd Avg Original Term	0.00	62.11
Wtd Avg Remaining Term	0.00	58.32
# Contracts	0	57,002
Account to Collector Ratio*	0	613
* Includes outsourced FTE

VI. Delinquency Information
	Contract Count	Principal Balance	Pool Balance %
31-60 Days Delinquent	2,448	35,378,634.82	4.18%
61-90 Days Delinquent	59	881,494.47	0.10%
91-120 Days Delinquent	2	50,270.16	0.01%
Defaulted Receivables	62	931,764.63	0.11%

VII. Repossession Inventory
Repossessed Inventory — Beginning Current Period	0	0.00
Vehicles Repossessed in Current Period	13	234,368.15
Repossessed Vehicles Sold in Current Period	0	0.00
Repossessed Vehicles Reinstated in Current Period	1	2,777.86
Repossessed Vehicle Adjustment in Current Period	0	0.00
Repossessed Inventory — End of Collection Period	12	231,590.29

Servicer’s Certificate
Santander Drive 2007-1

Distribution Date	4/16/2007
Period No	1
Collection Period:	3/01/2007-3/31/2007

VIII. Loss / Recovery Information (Realized Losses)
Net Charged-Off Receivables in Current Period	191,141.07
Recoveries on Previously Charged-Off Receivables	0.00
Expenses	0.00
Net Losses in Current Period	191,141.07
Cum. Net Losses to Date	0.00
Cum. Net Loss to (% of Pool)	0.00
Extension Count	29.00
Extension Balance	331,370.63
Modified Cumulative Net Loss	0.00
Modified Cumulative Net Loss to (% of Pool)	0.00

IX. Reserve Fund
Beginning of Reserve Balance	0.00
Letter of Credit	75,000,000.00
Reinvestment Income	0.00
Deposits	11,772,377.91
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	86,772,377.91	10.25%
Reserve Fund Requirement	110,102,114.30	13.00%
Cash Reserve	11,772,377.91	1.39%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	451,554,189.59
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	451,554,189.59
Capitalized Interest Account
Beginning Capitalized Interest Balance	7,228,065.66
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	826,338.68
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	6,401,726.98

Servicer’s Certificate
Santander Drive 2007-1

Distribution Date	4/16/2007
Period No	1
Collection Period:	3/01/2007-3/31/2007

XI. Triggers
1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected Security Interest			No	Average	Current Month	Previous Month	Previous Month
5. (i) Average Delinquency Ratio (last 3 months)	Limit:	6.42	No	0.00	0.11	0.00	0.00
(ii) Modified Cumulative Net Loss	Limit:	4.29	No		0.00
6. Cumulative Net Loss Ratio	Limit:	4.29	No		0.00
7. Extension Ratio	Limit:	4.00	No	0.00	0.05	0.00	0.00
8. Master Servicer’s Tangible Net Worth	Limit:	N/A	No	N/A
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No

XII. Reserve Event
				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	5.05	No	0.00	0.11	0.00	0.00
2. Cumulative Net Loss	Limit:	3.69	No		0.00

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain

Name: Mark McCastlain Title: Vice President Date: April 16, 2007